Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2013
Related Party Transactions [Abstract]
Related Party Transactions
Name of party	Relationship

Shandong Baorui Investment Co., Ltd (“Shandong Baorui”)	Former shareholder (10%) of Shandong Fuwei. Shandong Baorui is 22.1% owned by the Group Founders.

Shenghong Group Co., Ltd (“Shenghong Group”)	Former shareholder (90%) of Shandong Fuwei.

Shandong Neo-Luck Plastic Co., Ltd (“Shandong Neo-Luck”)	The Group Founders’ former employer previously engaged in the business of BOPET film production.

Weifang Neo-Luck (Group) Co., Ltd (“Weifang Neo-Luck Group”)	Major shareholder (59%) of Shandong Neo-Luck. One of the directors of the Company was the general manager of Weifang Neo-Luck Group prior to joining the Company in April 2005.

Weifang State-Owned Assets Operation Administration Company (the “Administration Company”)	Shareholder of the Company 65.45%

Everise Investment Management Co., Ltd.	Owned by the Management of the Company

Beijing Shiweitong Technology Development Co., Ltd.	Subsidiary of Weifang State-Owned Assets Operation Administration Company

Joyinn Hotel Investment & Management Co., Ltd.	Subsidiary of Weifang State-Owned Assets Operation Administration Company